COMMITMENTS AND CONTINGENCIES (Details - Schedule of Future Minimum Lease Payments) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Nov. 24, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 7,970	$ 315,302
2023	696,869	696,869
2024	779,087	779,087
2025	798,556	798,556
2026	818,518	818,518
Thereafter	4,882,411	4,803,472
Total undiscounted future minimum lease payments	7,967,471	8,211,804
Less: Impact of discounting	(2,851,719)	(3,156,719)
Total present value of operating lease obligations	5,115,752	5,055,085	$ 4,980,104
Current portion	(497,694)	(315,302)
Operating lease obligations, less current portion	4,618,058	4,739,783
2022	$ (7,970)	$ (315,302)